Income tax (expense)/credit - Additional information related to tax (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Income tax (expense)/credit
Deferred tax (Note 18)	£ 23	£ 1,389	£ 338	£ 861	£ (408)
Total income tax credit recognized in other comprehensive income	£ 23	£ 1,389	£ 338	£ 861